RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2019
RELATED PARTIES [Abstract]
Subsidiaries
	Country of Incorporation	Equity Interest
		2019%	2018%	2017%
Piedmont Lithium, Inc. (1)	United States	100	100	100
Gaston Land Company, LLC (2)	United States	100	100	—
WCP Gold Pty Ltd (3)	Australia	—	—	100
WCP Copper Pty Ltd (3)	Australia	—	—	100
Mt Phillips Exploration Pty Ltd (3)	Australia	—	—	100
WCP Energy Pty Ltd (3)	Australia	—	—	100
WCP Phosphate Pty Ltd (3)	Australia	—	—	100

Notes:
[1]	Piedmont Lithium, Inc. was incorporated by the Group on July 18, 2016.
[2]	Gaston Land Company, LLC was incorporated by the Group on October 23, 2017.
[3]	During the 2018 financial year, the Group voluntarily deregistered its five (5) dormant Australian subsidiaries.

Aggregate Compensation Made to Key Management Personnel
The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2019	2018	2017
	US$	US$	US$

Short-term employee benefits	1,673,245	1,153,314	402,527
Post-employment benefits	30,544	18,876	14,180
Share-based payments	420,529	957,147	359,559
Total compensation	2,124,318	2,129,337	776,266